COMMITMENTS, CONTINGENCIES AND GUARANTEES - Other Commitments and Contingencies (Details) CAD in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Jan. 06, 2016 USD ($)	Dec. 31, 2014 CAD
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	CAD 39	CAD 32		CAD 31
Recover amount under claim (more than) | $			$ 15
Canadian Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	800	500
U.S. Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	100	200
Mexico Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	2,100	200
Liquids Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	200	800
Energy | Capital expenditures
Other Commitments
Commitment for capital expenditures	500	600
Corporate | Capital expenditures
Other Commitments
Commitment for capital expenditures	CAD 200	CAD 100